Supplementary Cash Flow Information Supplemental Cashflow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 461,152	$ 353,241	$ 235,199	$ 424,169
Restricted cash – current	16,317	56,777	50,798	40,493
Restricted cash – non-current	61,948	44,849	36,886	40,977
Cash, cash equivalents, restricted cash and restricted cash equivalents	539,417	456,325	322,883	505,639
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	1,121	0	0
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 337	$ 0	$ 0